Company financial information (Parent Corporation) - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	$ 5,549	$ 4,530	$ 3,302
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Deferred tax expense (benefit)	99	(345)	(383)
Net cash provided by operating activities	6,730	687	5,912
Investing activities
Other, net	(451)	(1,458)	42
Net cash (used for) provided by investing activities	(44,283)	(9,479)	(5,810)
Financing activities
Net proceeds from the issuance of long-term debt	5,737	5,737	6,487
Repayments of long-term debt	(5,509)	(5,963)	(6,059)
Issuance of common stock	19	17	16
Issuance of preferred stock	1,483	0	0
Treasury stock acquired	(3,535)	(3,064)	(2,604)
Redemption of preferred stock	(1,000)	0	(500)
Net cash provided by (used for) financing activities	39,714	6,338	(3,519)
Change in cash and due from banks	2,382	(2,765)	(3,187)
Cash and due from banks and restricted cash at beginning of period	5,577	8,342	11,529
Cash and due from banks and restricted cash at end of period	7,959	5,577	8,342
Supplemental disclosures
Interest paid	20,629	21,374	16,021
Parent Company
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	5,549	4,530	3,302
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net (income) of subsidiaries	(945)	(86)	(292)
Deferred tax expense (benefit)	46	(18)	119
Change in accrued interest receivable	(54)	(30)	24
Change in accrued interest payable	(18)	54	24
Change in taxes payable	(76)	15	276
Other, net	(121)	(67)	86
Net cash provided by operating activities	4,381	4,398	3,539
Investing activities
Acquisitions of, investments in, and advances to subsidiaries	2,927	(497)	592
Other, net	4	(4)	0
Net cash (used for) provided by investing activities	2,931	(501)	592
Financing activities
Net proceeds from the issuance of long-term debt	3,242	5,237	5,988
Repayments of long-term debt	(4,509)	(5,213)	(6,055)
Change in advances from subsidiaries	(1,235)	556	364
Issuance of common stock	19	17	16
Issuance of preferred stock	1,483	0	0
Treasury stock acquired	(3,535)	(3,064)	(2,604)
Redemption of preferred stock	(1,000)	0	(500)
Cash dividends paid	(1,685)	(1,542)	(1,487)
Net cash provided by (used for) financing activities	(7,220)	(4,009)	(4,278)
Change in cash and due from banks	92	(112)	(147)
Cash and due from banks and restricted cash at beginning of period	117	229	376
Cash and due from banks and restricted cash at end of period	209	117	229
Supplemental disclosures
Interest paid	1,695	1,783	1,693
Income taxes refunded	0	0	2
Payments received from subsidiaries for taxes	810	1,075	986
Payments for acquisition of investments in and advances to subsidiaries	40	1,456	1,963
Proceeds from sale of investments in and advances from subsidiaries	$ 2,967	$ 959	$ 2,555